Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisions

	December 31 2017 $	December 31 2016 $

Provision for self-insured liabilities	72.5	69.4
Provisions for claims	18.9	25.2
Onerous contracts	4.8	10.8
End of employment benefit plans	13.6	11.3

	109.8	116.7
Less current portion	28.1	36.0

Long-term portion	81.7	80.7

Summary of Provisions for Self-Insured Liabilities, Claims and Onerous Contracts

Provision for self-insured liabilities	December 31 2017 $	December 31 2016 $

Provision, beginning of the year	69.4	61.5
Current-year provisions	23.9	10.5
Claims from acquisitions	-	8.0
Payment for claims settlement	(17.5)	(9.6)
Impact of foreign exchange	(3.3)	(1.0)

Provision, end of the year	72.5	69.4

The current and long-term portions of the provision for self-insured liabilities are determined based on an actuarial estimate. At December 31, 2017, the long-term portion was $65.9 (2016 – $64.0).

Provisions for claims	December 31 2017 $	December 31 2016 $

Provisions, beginning of the year	25.2	13.3
Current-year provisions	2.3	2.3
Claims from acquisitions	0.2	23.6
Claims paid or otherwise settled	(6.8)	(11.3)
Impact of foreign exchange	(2.0)	(2.7)

Provisions, end of the year	18.9	25.2

Provisions for claims include an estimate for costs associated with legal claims covered by third-party insurance. Often, these legal claims are from previous acquisitions and may be indemnified by the acquiree (notes 7 and 15).

Onerous contracts	December 31 2017 $	December 31 2016 $

Liability, beginning of the year	10.8	10.7
Current-year provisions	0.7	4.3
Resulting from acquisitions	-	2.5
Costs paid or otherwise settled	(6.4)	(6.6)
Impact of foreign exchange	(0.3)	(0.1)

Liability, end of the year	4.8	10.8